Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 9 - Commitments and Contingencies

On January 8, 2014, the Company entered into an operating lease for office space expiring on February 28, 2014. The monthly lease payment calls for an annual rent of $8,500 through December 31, 2015 and $14,165 for each subsequent year of the term thereafter.